Other commitments	6 Months Ended
Jun. 30, 2023
Other commitments
Other commitments

27.Other commitments

The Company has granted in 2022 an amount of €0.5 million towards the Educational Grant with SMR Holding UG (Dr. Sommers) for the period starting on January 1, 2023 until December 31, 2024. The first installment of €250,000 is paid by the Company in January 2023, the second installment of €250,000 is due in January 2024.